1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct

September 1, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:          UBS RMA Money Fund Inc. (the “Registrant”)
File Nos. 2-78309 and 811-3503
Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, that the forms of Prospectuses that would have been filed by the Registrant pursuant to Rule 497(c) under the Act do not differ from the forms of Prospectuses dated August 28, 2015 included in the Amendment, as filed electronically via EDGAR with the Commission on August 28, 2015.

If you have any questions or comments, please contact the undersigned at 202.261.3304.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen